PAYROLL AND RELATED COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Employee benefits
Salaries and other employee costs	$ 289,740	$ 247,926	$ 228,818
Social security and other taxes	51,403	47,874	46,480
Retirement - contribution plan	718	771	823
Pensions - defined benefit scheme	278	228	134
Total payroll and related costs	342,139	296,799	276,255
Remuneration of Key Management Personnel
Salaries and other employee costs	5,055	5,293	5,524
Share - based payments	847	1,671	214
Total remuneration of key management personnel	$ 5,902	$ 6,964	$ 5,738